SCHEDULE OF REVENUE DISAGGREGATED BY PRODUCT TYPE AND GEOGRAPHIC AREAS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 156,716	$ 258,757	$ 541,459	$ 577,244	$ 815,391	$ 46,703
T X [Member]
Disaggregation of Revenue [Line Items]
Revenue	114,486	222,195	425,174	492,435	675,155	46,703
N M [Member]
Disaggregation of Revenue [Line Items]
Revenue	42,230	36,562	116,285	84,809	140,236
Crude Oil [Member]
Disaggregation of Revenue [Line Items]
Revenue	155,701	242,423	533,335	530,578	761,511	44,425
Crude Oil [Member] | T X [Member]
Disaggregation of Revenue [Line Items]
Revenue	113,471	205,861	417,050	445,769	621,275	44,425
Crude Oil [Member] | N M [Member]
Disaggregation of Revenue [Line Items]
Revenue	42,230	36,562	116,285	84,809	140,236
Natural Gas [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,015	16,334	8,124	46,666	53,880	2,278
Natural Gas [Member] | T X [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,015	16,334	8,124	46,666	53,880	2,278
Natural Gas [Member] | N M [Member]
Disaggregation of Revenue [Line Items]
Revenue